Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Balance at beginning of year	$ 628	$ (600)	$ 581
Unrealized gains (losses) from derivatives	1,640	498	(267)
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(645)	(708)	(48)
included in various statements of operations items	(1,211)	1,303	(757)
Tax effect	(3)	135	(109)
Balance at end of year	$ 409	$ 628	$ (600)